Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6: -	PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2017	2016

Cost:
Computers and electronic equipment	$2,719	$1,885
Office furniture and equipment	231	615
Leasehold improvements	97	442

	3,047	2,942
Accumulated depreciation:
Computers and electronic equipment	1,024	603
Office furniture and equipment	83	410
Leasehold improvements	16	413

	1,123	1,426

	$1,924	$1,516

Depreciation expenses for the years ended December 31, 2017, 2016 and 2015 amounted to $537, $286 and $123, respectively.

During 2017, the Company retired fully depreciated assets that were no longer in use. As a result, $839 of cost and accumulated depreciation was removed from the accounts. No gain or loss was recognized.